Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Oil and natural gas sales, net of royalties	1,352,472	1,153,334	1,158,589
Commodity derivative instruments gain/(loss)	(41,870)	91,995	(27,092)
Total	1,310,602	1,245,329	1,131,497
Expenses
Operating	343,433	319,031	280,425
Production taxes	70,388	56,624	40,092
Transportation	39,918	26,569	20,647
General and administrative	110,260	93,844	94,442
Depletion, depreciation, amortization and accretion	593,203	560,293	509,620
Asset impairment		781,099	209,396
Foreign exchange loss/(gain)	9,313	(17,204)	4,216
Interest	58,337	54,907	44,938
Other Income	(868)	(86,146)	(2,677)
Total	1,223,984	1,789,017	1,201,099
Income/(loss) before tax expense	86,618	(543,688)	(69,602)
Current income tax expense/(recovery)	7,889	1,648	81,195
Deferred income tax expense/(recovery)	30,753	(274,639)	(163,608)
Net Income/(loss)	47,976	(270,697)	12,811
Changes due to marketable securities (net of tax)
Unrealized gains/(losses)	7,136	(10,115)	685
Realized gains reclassified to net income	(315)
Change in cumulative translation adjustment	72,867	(32,255)	11,931
Other Comprehensive Income/(loss)	79,688	(42,370)	12,616
Total Comprehensive Income/(loss)	127,664	(313,067)	25,427
Net income/(loss) per share
Basic (in dollars per share)	0.24	(1.38)	0.07
Diluted (in dollars per share)	0.24	(1.38)	0.07